Document and Entity Information	12 Months Ended
Dec. 31, 2014 shares
Document and Entity Information [Abstract]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	Ossen Innovation Co. Ltd. (the “Company”) is filing this Amendment No. 2 (the “Amendment”) to amend its Annual Report on Form 20-F for the year ended December 31, 2014, which was filed with the Securities and Exchange Commission (the “SEC”) on April 28, 2015 (the “Original Filing”) and amended on September 23, 2015. For the convenience of the reader, the Amendment sets forth the Original Filing, as amended, in its entirety, except that the following items and sections in the Original Filing have been amended: · Subsection (a) of Item 15. · The last 2 paragraphs of subsection (b) of Item 15. · The report of the Company’s independent registered public accounting firm. Additionally, Part III, Item 19 has been amended and restated to include the currently dated certifications of the Company’s principal executive officer and principal financial officer as required by Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 and Rule 13a-14 of the Securities Exchange Act of 1934, as amended. This Amendment is not intended to update any other information presented in the Original Filing, as amended. The Original Filing, as amended, continues to speak as of the dates described therein, and we have not updated the disclosures contained therein to reflect any events that occurred subsequent to such dates. Accordingly, this Amendment should be read in conjunction with our filings made with the SEC subsequent to the Original Filing, as information in such filings may update or supersede certain information contained in the Original Filing and in this Amendment.
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Entity Registrant Name	Ossen Innovation Co. Ltd.
Entity Central Index Key	0001485538
Trading Symbol	OSN
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	19,901,959